Financial Instruments - Liquidity Analysis for Derivative Financial Instruments (Detail) - TWD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	$ 0	$ 16
Forward exchange contracts inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows on derivatives	169	501
Forward exchange contracts outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross outflows on derivatives	169	485
Less Than 30 Days [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	0	0
Less Than 30 Days [Member] | Forward exchange contracts inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows on derivatives	0	0
Less Than 30 Days [Member] | Forward exchange contracts outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross outflows on derivatives	0	0
1-3 Months [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	0	16
1-3 Months [Member] | Forward exchange contracts inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows on derivatives	169	501
1-3 Months [Member] | Forward exchange contracts outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross outflows on derivatives	169	485
3 Months to 1 Year [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	0	0
3 Months to 1 Year [Member] | Forward exchange contracts inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows on derivatives	0	0
3 Months to 1 Year [Member] | Forward exchange contracts outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross outflows on derivatives	0	0
1-5 Years [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	0	0
1-5 Years [Member] | Forward exchange contracts inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows on derivatives	0	0
1-5 Years [Member] | Forward exchange contracts outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross outflows on derivatives	$ 0	$ 0